SUBSEQUENT EVENTS (Details)		1 Months Ended
	Aug. 18, 2021 $ / shares	Aug. 26, 2021 USD ($) carrier vessel	Jul. 31, 2021 vessel shares	Jul. 24, 2021	Jun. 30, 2021 USD ($) carrier	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Number of dual-fuel car carriers | carrier					2
Financial Guarantee
Subsequent Event [Line Items]
Amount guaranteed by Ship Finance					$ 83,100,000	$ 83,100,000
Subsequent Event
Subsequent Event [Line Items]
Common stock, dividend declares (in usd per share) | $ / shares	$ 0.15
Number of dual-fuel car carriers delivered | carrier		2
Number of vessels acquired | vessel		2
Bareboat charter revenues, per day		$ 64,700
Bareboat charter revenues, per day, after emergence date		60,000
Bareboat charter revenues, per day, other scenarios		$ 40,000
Senior secured loans ownership, percentage				0.578
Number of vessels for which purchase options are exercised | vessel			18
Number of vessels for which purchase options are exercised, delivered | vessel			6
Sale of stock (in shares) | shares			528,447
Subsequent Event | A Leading Asia-Based Transportation Company
Subsequent Event [Line Items]
Number of dual-fuel car carriers | carrier		2
Term of lease or charter		10 years
Subsequent Event | Financial Guarantee
Subsequent Event [Line Items]
Amount guaranteed by Ship Finance		$ 83,000,000
Subsequent Event | Financial Guarantee | SFL Hercules Ltd (“SFL Hercules”)
Subsequent Event [Line Items]
Cash contribution		5,000,000
Subsequent Event | Financial Guarantee | Seadrill
Subsequent Event [Line Items]
Accounts Payable		$ 3,000,000